Other financial assets - Summary of Other financial assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 64,615	€ 49,982	€ 16,426
Non-current	64,615	19,582	16,426
Current	0	30,400	0
Pledged bank balances [Member]
Disclosure of Other financial assets [Line Items]
Other financial assets	19,877	18,887	16,324
Derivatives [Member]
Disclosure of Other financial assets [Line Items]
Other financial assets	2,754	31,095	€ 102
Investments in equity securities [Member]
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 41,984	€ 0